PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment, Net (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Property, plant and equipment	$ 150,476	$ 45,701
Gross carrying value
Property, plant and equipment
Property, plant and equipment	151,168	45,885
Gross Carrying Amount, Net of allowances and impairment
Property, plant and equipment
Property, plant and equipment	150,476	45,701
PP&E | Gross carrying value
Property, plant and equipment
Property, plant and equipment	201,245	71,967	$ 60,864
PP&E | Gross Carrying Amount, Net of allowances and impairment
Property, plant and equipment
Property, plant and equipment	151,168	45,885
PP&E | Accumulated impairment
Property, plant and equipment
Property, plant and equipment	(333)
Other | Gross carrying value
Property, plant and equipment
Property, plant and equipment	863	259	260
Other | Gross Carrying Amount, Net of allowances and impairment
Property, plant and equipment
Property, plant and equipment	468	46
Materials | Gross carrying value
Property, plant and equipment
Property, plant and equipment	12,593	6,982	7,532
Materials | Gross Carrying Amount, Net of allowances and impairment
Property, plant and equipment
Property, plant and equipment	12,593	6,982
Materials | Accumulated impairment
Property, plant and equipment
Property, plant and equipment	$ (359)	$ (184)	$ (153)